UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-22026

                           The Gabelli SRI Fund, Inc.
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554

                        Date of fiscal year end: March 31

                  Date of reporting period: September 30, 2008



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                           THE GABELLI SRI FUND, INC.

                               SEMI-ANNUAL REPORT
                               SEPTEMBER 30, 2008

TO OUR SHAREHOLDERS,

     The net asset value ("NAV") per share of The Gabelli SRI Fund, Inc. (the "Fund") was down 3.79% for the quarter ended September 30, 2008 while the Standard & Poor's ("S&P") 500 Index decreased 8.36% over the same period. Since inception the Fund is down 16.13% outperforming the decline of the S&P 500 Index of 16.76%.

      Enclosed are the investment portfolio and financial statements as of September 30, 2008.

COMPARATIVE RESULTS

        AVERAGE ANNUAL RETURNS THROUGH SEPTEMBER 30, 2008 (a) (UNAUDITED)

                                                                  Since
                                          Year to               Inception
                                Quarter     Date      1 Year     (6/1/07)
                                -------   -------    -------    ---------
GABELLI SRI FUND CLASS AAA ..   (3.79)%   (13.50)%   (19.22)%   (16.13)%
S&P 500 Index ...............   (8.36)    (19.27)    (21.96)    (16.76)
Class A .....................   (3.67)    (13.31)    (19.09)    (16.09)
                                (9.21)(b) (18.30)(b) (23.74)(b) (19.74)(b)
Class C .....................   (3.94)    (13.89)    (19.81)    (16.71)
                                (4.90)(c) (14.75)(c) (20.61)(c) (16.71)
Class I .....................   (3.78)    (13.28)    (19.02)    (15.91)

IN THE CURRENT PROSPECTUS, THE GROSS EXPENSE RATIOS FOR CLASS AAA, A, C, AND I SHARES ARE 22.50%, 22.50%, 23.25%, AND 22.25%, RESPECTIVELY.THE NET EXPENSE RATIOS AFTER CONTRACTUAL REIMBURSEMENTS BY THE ADVISER IN PLACE THROUGH MARCH 31, 2009 ARE 2.00%, 2.00%, 2.75%, AND 1.75%, RESPECTIVELY. CLASS AAA AND I
SHARES DO NOT HAVE A SALES CHARGE. THE MAXIMUM SALES CHARGE FOR CLASS A AND C SHARES IS 5.75% AND 1.00%, RESPECTIVELY.

(a) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DISTRIBUTIONS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. THE S&P 500 INDEX IS AN UNMANAGED INDICATOR OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED. YOU CANNOT INVEST DIRECTLY IN AN INDEX.

(b) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.

(c) PERFORMANCE RESULTS INCLUDE THE DEFERRED SALES CHARGES FOR THE CLASS C SHARES UPON REDEMPTION AT THE END OF THE QUARTER, YEAR TO DATE, AND ONE YEAR PERIODS OF 1% OF THE FUND'S NAV PER SHARE AT THE TIME OF PURCHASE OR SALE, WHICHEVER IS LOWER.

We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI SRI FUND, INC.
DISCLOSURE OF FUND EXPENSES (UNAUDITED)

For the Period from April 1, 2008 through September 30, 2008       EXPENSE TABLE

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case - because the hypothetical return used is NOT the Fund's actual return - the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

                               Beginning        Ending       Annualized     Expenses
                             Account Value   Account Value    Expense     Paid During
                               04/01/08        09/30/08        Ratio        Period*
                             -------------   -------------   ----------   -----------
THE GABELLI SRI FUND, INC.
ACTUAL FUND RETURN
Class AAA                      $1,000.00       $  937.00        2.01%       $ 9.76
Class A                        $1,000.00       $  938.10        2.01%       $ 9.77
Class C                        $1,000.00       $  933.10        2.76%       $13.37
Class I                        $1,000.00       $  938.20        1.76%       $ 8.55

HYPOTHETICAL 5% RETURN
Class AAA                      $1,000.00       $1,014.99        2.01%       $10.15
Class A                        $1,000.00       $1,014.99        2.01%       $10.15
Class C                        $1,000.00       $1,011.23        2.76%       $13.92
Class I                        $1,000.00       $1,016.24        1.76%       $ 8.90

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of net assets as of September 30, 2008:

THE GABELLI SRI FUND, INC.

U.S. Government Obligations ..................................    20.9%
Food and Beverage ............................................    15.4%
Cable and Satellite ..........................................     6.3%
Telecommunications ...........................................     5.6%
Financial Services ...........................................     5.6%
Energy and Utilities .........................................     5.3%
Health Care ..................................................     4.3%
Specialty Chemicals ..........................................     4.3%
Entertainment ................................................     4.2%
Automotive: Parts and Accessories ............................     3.0%
Wireless Communications ......................................     2.9%
Retail .......................................................     2.5%
Equipment and Supplies .......................................     2.3%
Transportation ...............................................     2.0%
Automotive ...................................................     2.0%
Environmental Services .......................................     1.9%
Computer Software and Services ...............................     1.7%
Broadcasting .................................................     1.7%
Agriculture ..................................................     1.7%
Business Services ............................................     1.5%
Hotels .......................................................     1.5%
Machinery ....................................................     1.1%
Diversified Industrial .......................................     1.1%
Publishing ...................................................     0.7%
Other Assets and Liabilities (Net) ...........................     0.5%
                                                                 -----
                                                                 100.0%
                                                                 =====


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE LAST OF WHICH WAS FILED FOR THE QUARTER ENDED JUNE 30, 2008. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT www.gabelli.com OR BY CALLING THE FUND AT 800-GABELLI (800-422-3554).THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT www.sec.gov AND MAY ALSO BE REVIEWED AND COPIED AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by
(i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC's website at www.sec.gov.

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                              MARKET
   SHARES                                                         COST         VALUE
-----------                                                    ----------   ----------
              COMMON STOCKS -- 78.6%
              AGRICULTURE -- 1.7%
      1,500   Archer-Daniels-Midland Co. ...................   $   49,174   $   32,865
                                                               ----------   ----------
              AUTOMOTIVE -- 2.0%
      4,000   General Motors Corp. .........................       80,667       37,800
                                                               ----------   ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.0%
      1,000   Midas Inc.+ ..................................       20,782       13,760
      1,200   Modine Manufacturing Co. .....................       27,051       17,376
      1,000   O'Reilly Automotive Inc.+ ....................       25,737       26,770
                                                               ----------   ----------
                                                                   73,570       57,906
                                                               ----------   ----------
              BROADCASTING -- 1.7%
      1,000   Beasley Broadcast Group Inc., Cl. A ..........        8,088        1,690
      1,200   CBS Corp., Cl. A .............................       35,736       17,556
        400   Gray Television Inc. .........................        3,824          688
        400   Liberty Media Corp. - Capital, Cl. A+ ........        7,974        5,352
      1,500   LIN TV Corp., Cl. A+ .........................       21,386        7,740
                                                               ----------   ----------
                                                                   77,008       33,026
                                                               ----------   ----------
              BUSINESS SERVICES -- 1.5%
      1,500   Intermec Inc.+ ...............................       33,992       29,460
                                                               ----------   ----------
              CABLE AND SATELLITE -- 6.3%
      2,000   Cablevision Systems Corp., Cl. A .............       59,725       50,320
        500   DISH Network Corp., Cl. A+ ...................       14,891       10,500
        400   Scripps Networks Interactive Inc., Cl. A .....       16,172       14,524
      1,800   The DIRECTV Group Inc.+ ......................       42,590       47,106
                                                               ----------   ----------
                                                                  133,378      122,450
                                                               ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 1.7%
      1,000   Diebold Inc. .................................       37,035       33,110
                                                               ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 1.1%
        700   Crane Co. ....................................       30,159       20,797
                                                               ----------   ----------
              ENERGY AND UTILITIES -- 5.3%
      1,027   Great Plains Energy Inc. .....................       26,620       22,820
        800   National Fuel Gas Co. ........................       36,439       33,744
      1,000   Rowan Companies Inc. .........................       36,936       30,550
        700   Westar Energy Inc. ...........................       16,964       16,128
                                                               ----------   ----------
                                                                  116,959      103,242
                                                               ----------   ----------
              ENTERTAINMENT -- 4.2%
      1,000   Grupo Televisa SA, ADR .......................       24,023       21,870
      1,600   Liberty Media Corp. - Entertainment, Cl. A+ ..       41,865       39,952
      1,500   Time Warner Inc. .............................       25,704       19,665
                                                               ----------   ----------
                                                                   91,592       81,487
                                                               ----------   ----------

                                                                              MARKET
   SHARES                                                         COST         VALUE
-----------                                                    ----------   ----------
              ENVIRONMENTAL SERVICES -- 1.9%
      1,200   Waste Management Inc. ........................   $   43,041   $   37,788
                                                               ----------   ----------
              EQUIPMENT AND SUPPLIES -- 2.3%
        300   CIRCOR International Inc. ....................       12,670       13,029
        200   Flowserve Corp. ..............................       16,683       17,754
      1,500   Gerber Scientific Inc.+ ......................       16,409       13,710
                                                               ----------   ----------
                                                                   45,762       44,493
                                                               ----------   ----------
              FINANCIAL SERVICES -- 5.6%
      1,200   American Express Co. .........................       70,064       42,516
        700   Citigroup Inc. ...............................       21,757       14,357
        800   Sterling Bancorp .............................       12,237       11,568
      1,200   SWS Group Inc. ...............................       18,450       24,192
      1,000   The Blackstone Group LP ......................       24,583       15,340
                                                               ----------   ----------
                                                                  147,091      107,973
                                                               ----------   ----------
              FOOD AND BEVERAGE -- 15.4%
        640   Cadbury plc, ADR .............................       35,510       26,202
        700   Campbell Soup Co. ............................       25,169       27,020
      1,180   Dr. Pepper Snapple Group Inc.+ ...............       28,938       31,246
        800   General Mills Inc. ...........................       46,523       54,976
        500   Groupe Danone, ADR ...........................        7,952        7,023
      1,500   PepsiAmericas Inc. ...........................       35,705       31,080
        800   The Coca-Cola Co. ............................       45,907       42,304
      1,000   The Hershey Co. ..............................       42,273       39,540
        500   Wm. Wrigley Jr. Co. ..........................       38,068       39,700
                                                               ----------   ----------
                                                                  306,045      299,091
                                                               ----------   ----------
              HEALTH CARE -- 4.3%
      1,400   Advanced Medical Optics Inc.+ ................       43,000       24,892
      1,000   Alpharma Inc., Cl. A+ ........................       22,573       36,890
        200   AngioDynamics Inc.+ ..........................        3,230        3,160
        300   Zimmer Holdings Inc.+ ........................       19,426       19,368
                                                               ----------   ----------
                                                                   88,229       84,310
                                                               ----------   ----------
              HOTELS -- 1.5%
      1,000   Gaylord Entertainment Co.+ ...................       40,022       29,370
                                                               ----------   ----------
              MACHINERY -- 1.1%
        500   Donaldson Co. Inc. ...........................       20,545       20,955
                                                               ----------   ----------
              PUBLISHING -- 0.7%
      2,000   Lee Enterprises Inc. .........................       17,989        7,000
      1,033   The E.W. Scripps Co., Cl. A ..................        9,305        7,303
                                                               ----------   ----------
                                                                   27,294       14,303
                                                               ----------   ----------
              RETAIL -- 2.5%
        800   CVS Caremark Corp. ...........................       30,452       26,928
      2,000   The Great Atlantic & Pacific Tea Co. Inc.+ ...       42,749       21,640
                                                               ----------   ----------
                                                                   73,201       48,568
                                                               ----------   ----------

                 See accompanying notes to financial statements.

THE GABELLI SRI FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED) -- SEPTEMBER 30, 2008 (UNAUDITED)

                                                                              MARKET
   SHARES                                                         COST         VALUE
-----------                                                    ----------   ----------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 4.3%
        500   International Flavors & Fragrances Inc. ......   $   24,844   $   19,730
        500   Rohm & Haas Co. ..............................       26,909       35,000
        400   Sensient Technologies Corp. ..................       10,439       11,252
      1,000   Zep Inc. .....................................       14,892       17,640
                                                               ----------   ----------
                                                                   77,084       83,622
                                                               ----------   ----------
              TELECOMMUNICATIONS -- 5.6%
      1,000   CenturyTel Inc. ..............................       41,435       36,650
      3,000   Sprint Nextel Corp. ..........................       43,484       18,300
      1,500   Telephone & Data Systems Inc. ................       73,965       53,625
                                                               ----------   ----------
                                                                  158,884      108,575
                                                               ----------   ----------
              TRANSPORTATION -- 2.0%
      1,000   GATX Corp. ...................................       41,170       39,570
                                                               ----------   ----------
              WIRELESS COMMUNICATIONS -- 2.9%
      1,200   United States Cellular Corp.+ ................       80,753       56,304
                                                               ----------   ----------
              TOTAL COMMON STOCKS ..........................    1,872,655    1,527,065
                                                               ----------   ----------

 PRINCIPAL
   AMOUNT
-----------
              U.S. GOVERNMENT OBLIGATIONS -- 20.9%
$   405,000   U.S. Treasury Bills,
                 0.150% to 1.524%++,
                 10/16/08 to 12/04/08 ......................      404,792      404,706
                                                               ----------   ----------
              TOTAL INVESTMENTS -- 99.5% ...................   $2,277,447    1,931,771
                                                               ==========
              OTHER ASSETS AND LIABILITIES (NET) -- 0.5% .................      10,118
                                                                            ----------
              NET ASSETS -- 100.0% .......................................  $1,941,889
                                                                            ==========

----------
+    Non-income producing security.

++   Represents annualized yield at date of purchase.

ADR  American Depositary Receipt

                 See accompanying notes to financial statements.

                           THE GABELLI SRI FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008 (UNAUDITED)

ASSETS:
   Investments, at value (cost $2,277,447) ........................   $1,931,771
   Receivable for Fund shares sold ................................        1,000
   Receivable from Adviser ........................................       17,158
   Dividends receivable ...........................................        2,097
   Prepaid expenses ...............................................       11,278
                                                                      ----------
   TOTAL ASSETS ...................................................    1,963,304
                                                                      ----------
LIABILITIES:
   Payable to custodian ...........................................          423
   Payable for Fund shares redeemed ...............................        1,000
   Payable for distribution fees ..................................          413
   Payable for audit fees .........................................       13,140
   Payable for legal fees .........................................        2,630
   Payable for shareholder serving fees ...........................        2,358
   Other accrued expenses .........................................        1,451
                                                                      ----------
   TOTAL LIABILITIES ..............................................       21,415
                                                                      ----------
   NET ASSETS applicable to 246,512
      shares outstanding ..........................................   $1,941,889
                                                                      ==========
NET ASSETS CONSIST OF:
   Paid-in capital, each class at $0.001 par value ................   $2,293,581
   Undistributed net investment income ............................        7,731
   Accumulated net realized loss on investments ...................      (13,747)
   Net unrealized depreciation on investments .....................     (345,676)
                                                                      ----------
   NET ASSETS .....................................................   $1,941,889
                                                                      ==========
SHARES OF CAPITAL STOCK:
   CLASS AAA:
   Net Asset Value, offering, and redemption price per
      share ($652,990 / 82,867 shares outstanding;
      500,000,000 shares authorized) ..............................   $     7.88
                                                                      ==========
   CLASS A:
   Net Asset Value and redemption price per share
      ($669,209 / 84,971 shares outstanding;
      500,000,000 shares authorized) ..............................   $     7.88
                                                                      ==========
   Maximum offering price per share (NAV / .9425,
      based on maximum sales charge of 5.75% of
      the offering price) .........................................   $     8.36
                                                                      ==========
   CLASS C:
   Net Asset Value and offering price per share
      ($166,087 / 21,259 shares outstanding;
      500,000,000 shares authorized) ..............................   $     7.81(a)
                                                                      ==========
   CLASS I:
   Net Asset Value, offering, and redemption price per
      share ($453,603 / 57,415 shares outstanding;
      500,000,000 shares authorized) ..............................   $     7.90
                                                                      ==========

----------
(a)  Redemption price varies based on the length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2008 (UNAUDITED)

INVESTMENT INCOME:
   Dividends (net of foreign taxes of $25) ........................   $   16,692
   Interest .......................................................        1,162
                                                                      ----------
   TOTAL INVESTMENT INCOME ........................................       17,854
                                                                      ----------
EXPENSES:
   Investment advisory fees .......................................        9,210
   Distribution fees - Class AAA ..................................          827
   Distribution fees - Class A ....................................          638
   Distribution fees - Class C ....................................          897
   Legal and audit fees ...........................................       21,704
   Registration expenses ..........................................       17,496
   Shareholder communications expenses ............................       11,131
   Offering expense ...............................................       10,739
   Directors' fees ................................................       10,416
   Shareholder services fees ......................................        6,552
   Custodian fees .................................................          548
   Interest expense ...............................................          120
   Miscellaneous expenses .........................................        5,404
                                                                      ----------
   TOTAL EXPENSES .................................................       95,682
                                                                      ----------
   LESS:
      Fees waived and expenses reimbursed
         by Adviser (see Note 3) ..................................      (77,082)
                                                                      ----------
   NET EXPENSES ...................................................       18,600
                                                                      ----------
   NET INVESTMENT LOSS ............................................         (746)
                                                                      ----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS:
   Net realized loss on investments ...............................      (11,331)
   Net change in unrealized appreciation/(depreciation)
      on investments ..............................................     (117,668)
                                                                      ----------
   NET REALIZED AND UNREALIZED GAIN/(LOSS)
      ON INVESTMENTS . ............................................     (128,999)
                                                                      ----------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .............................................   $ (129,745)
                                                                      ==========

                See accompanying notes to financial statements.

                           THE GABELLI SRI FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                       SIX MONTHS ENDED
                                                                      SEPTEMBER 30, 2008      PERIOD ENDED
                                                                         (UNAUDITED)       MARCH 31, 2008 (a)
                                                                      ------------------   ------------------
OPERATIONS:
   Net investment income/(loss) ..................................        $     (746)          $      337
   Net realized gain/(loss) on investments .......................           (11,331)               2,438
   Net change in unrealized appreciation/(depreciation)
      on investments .............................................          (117,668)            (228,008)
                                                                          ----------           ----------
   NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........          (129,745)            (225,233)
                                                                          ----------           ----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income
      Class AAA ..................................................                --                 (299)
      Class A ....................................................                --                 (146)
      Class I ....................................................                --                 (742)
                                                                          ----------           ----------
                                                                                  --               (1,187)
                                                                          ----------           ----------
   Net realized gain on investments
      Class AAA ..................................................                --               (2,171)
      Class A ....................................................                --                 (470)
      Class C ....................................................                --                 (558)
      Class I ....................................................                --               (1,655)
                                                                          ----------           ----------
                                                                                  --               (4,854)
                                                                          ----------           ----------
   TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...........................                --               (6,041)
                                                                          ----------           ----------
CAPITAL SHARE TRANSACTIONS:
      Class AAA ..................................................            38,604              669,446
      Class A ....................................................           256,204              489,782
      Class C ....................................................            14,837              183,055
      Class I ....................................................               296              550,684
                                                                          ----------           ----------
   NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS ....           309,941            1,892,967
                                                                          ----------           ----------
   NET INCREASE IN NET ASSETS ....................................           180,196            1,661,693
NET ASSETS:
   Beginning of period ...........................................         1,761,693              100,000
                                                                          ----------           ----------
   End of period (including undistributed net investment
      income of $7,731 and $8,477, respectively) .................        $1,941,889           $1,761,693
                                                                          ==========           ==========

----------
(a)  The Gabelli SRI Fund, Inc. commenced investment operations on June 1, 2007.

                 See accompanying notes to financial statements.

THE GABELLI SRI FUND, INC.
FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of capital stock outstanding throughout the period:

                                         INCOME FROM
                                    INVESTMENT OPERATIONS                         DISTRIBUTIONS
                           --------------------------------------   ----------------------------------------
                                             Net
               Net Asset       Net      Realized and      Total                      Net                       Net Asset
   Period        Value,    Investment    Unrealized       from          Net        Realized                      Value,
    Ended      Beginning     Income        Loss on     Investment   Investment     Gain on         Total         End of     Total
September 30   of Period    (Loss)(a)    Investments   Operations     Income     Investments   Distributions     Period    Return+
------------   ---------   ----------   ------------   ----------   ----------   -----------   -------------   ---------   -------
  CLASS AAA
   2009(d)       $ 8.41      $(0.00)(e)    $(0.53)       $(0.53)          --            --             --        $7.88      (6.30)%
   2008(g)        10.00        0.01         (1.57)        (1.56)      $(0.00)(e)    $(0.03)        $(0.03)        8.41     (15.60)
   CLASS A
   2009(d)       $ 8.40      $(0.00)(e)    $(0.52)       $(0.52)          --            --             --        $7.88      (6.19)%
   2008(g)        10.00       (0.00)(e)     (1.56)        (1.56)      $(0.01)       $(0.03)        $(0.04)        8.40     (15.65)
   CLASS C
   2009(d)       $ 8.37      $(0.04)       $(0.52)       $(0.56)          --            --             --        $7.81      (6.69)%
   2008(g)        10.00       (0.06)        (1.54)        (1.60)          --        $(0.03)        $(0.03)        8.37     (16.03)
   CLASS I
   2009(d)       $ 8.42      $ 0.01        $(0.53)       $(0.52)          --            --             --        $7.90      (6.18)%
   2008(g)        10.00        0.02         (1.56)        (1.54)      $(0.01)       $(0.03)        $(0.04)        8.42     (15.41)

                                 RATIOS TO AVERAGE NET ASSETS/
                                       SUPPLEMENTAL DATA
               -----------------------------------------------------------------
                                              Expenses     Expenses
               Net Assets                      Net of       Before
   Period        End of          Net          Waivers/     Waivers/    Portfolio
    Ended        Period       Investment    Reimburse-    Reimburse-    Turnover
September 30   (in 000's)   Income (Loss)   ments(b)(c)      ments        Rate
------------   ----------   -------------   -----------   ----------   ---------
  CLASS AAA
   2009(d)        $653          (0.08)%(f)    2.01%(f)      10.38%(f)      16%
   2008(g)         656           0.11(f)      2.02(f)       22.50(f)       25
   CLASS A
   2009(d)        $669          (0.05)%(f)    2.01%(f)      10.38%(f)      16%
   2008(g)         461          (0.06)(f)     2.02(f)       22.50(f)       25
   CLASS C
   2009(d)        $166          (0.87)%(f)    2.76%(f)      11.13%(f)      16%
   2008(g)         162          (0.81)(f)     2.77(f)       23.25(f)       25
   CLASS I
   2009(d)        $454           0.17%(f)     1.76%(f)      10.13%(f)      16%
   2008(g)         483           0.23(f)      1.77(f)       22.25(f)       25

+ Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of distributions and does not reflect applicable sales charges. Total return for a period of less than one year is not annualized.

(a) Per share amounts have been calculated using the average shares outstanding method.

(b) The Fund incurred interest expense during the six months ended September 30, 2008 and the period ended March 31, 2008. If interest expense had not been incurred, the ratios of operating expenses to average net assets would have been 2.00% and 2.00% (Class AAA and Class A), 2.75% and 2.75% (Class
     C), and 1.75% and 1.75% (Class I), respectively.

(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios for the period ended March 31, 2008 would have been 2.00% (Class AAA and Class A), 2.75% (Class C), and 1.75% (Class
     I), respectively. There were no custodian fee credits for the six months ended September 30, 2008.

(d)  For the six months ended September 30, 2008, unaudited.

(e)  Amount represents less than $0.005 per share.

(f)  Annualized.

(g)  The Gabelli SRI Fund, Inc. commenced investment operations on June 1, 2007.

                See accompanying notes to financial statements.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION. The Gabelli SRI Fund, Inc. (the "Fund") was organized on March 1, 2007 as a Maryland corporation. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund commenced investment operations on June 1, 2007 ("inception"). The Fund's primary objective is to seek capital appreciation. The Fund will seek to achieve its objective by investing substantially all, and in any case, no less than 80% of its assets in common stocks and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with United States ("U.S.") generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of 60 days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

On April 1, 2008, the Fund adopted Statement of Financial Accounting Standard No. 157, "Fair Value Measurements" ("SFAS 157") that clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities;

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

     - Level 3 - significant unobservable inputs (including the Fund's determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund's net assets as of September 30, 2008 is as follows:

                                                INVESTMENTS IN
                                                  SECURITIES
VALUATION INPUTS                                (MARKET VALUE)
----------------                                --------------
Level 1 - Quoted Prices                           $1,527,065
Level 2 - Other Significant Observable Inputs        404,706
                                                  ----------
TOTAL                                             $1,931,771
                                                  ==========

In March 2008, the Financial Accounting Standards Board (the "FASB") issued Statement of Financial Accounting Standard No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") that is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161 on the Fund's financial statement disclosures.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At September 30, 2008, there were no open repurchase agreements.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

SWAP AGREEMENTS. The Fund may enter into equity and contract for difference swap transactions. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows are exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. There is no assurance that the swap contract counterparties will be able to meet their obligations pursuant to the swap contracts, or that, in the event of default, the Fund will succeed in pursuing contractual remedies. The Fund thus assumes the risk that it may be delayed in or prevented from obtaining payments owed to it pursuant to the swap contracts. The creditworthiness of the swap contract counterparties is closely monitored in order to minimize the risk. Depending on the general state of short-term interest rates and the returns of the Fund's portfolio securities at that point in time, such a default could negatively affect the Fund's ability to make dividend payments. In addition, at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction. If this occurs, it could have a negative impact on the Fund's ability to make dividend payments.

The use of derivative instruments involves, to varying degrees, elements of market and counterparty risk in excess of the amount recognized in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation. At September 30, 2008, there were no open swap agreements.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of put options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument increases between those dates. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases or stays the same, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid.

In the case of call options, these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively. The Fund may write (a) in-the-money call options when the Adviser expects that the price of the underlying security will remain stable or decline during the option period, (b) at-the-money call options when the Adviser expects that the price of the underlying security will remain stable, decline or advance moderately during the option period, and (c) out-of-the-money call options when the Adviser expects that the premiums received from writing the call option will be greater than the appreciation in the price of the underlying security above the exercise price. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option. Out-of-the-money,

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

at-the-money, and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions. At September 30, 2008, there were no open options.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, which are included in unrealized appreciation/depreciation on investments and futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. At September 30, 2008, there were no open futures contracts.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At September 30, 2008, there were no open forward foreign exchange contracts.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

FOREIGN TAXES. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At September 30, 2008, the Fund held no restricted and illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

CUSTODIAN FEE CREDITS AND INTEREST EXPENSE. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as "custodian fee credits." When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 110% of the 90 day Treasury Bill rate on outstanding balances. This amount, if any, would be shown as "interest expense" in the Statement of Operations.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period from inception through March 31, 2008 was $6,041 of ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related unrealized appreciation/depreciation at September 30, 2008:

                                          GROSS          GROSS           NET
                                       UNREALIZED     UNREALIZED     UNREALIZED
                            COST      APPRECIATION   DEPRECIATION   DEPRECIATION
                         ----------   ------------   ------------   ------------
Investments ..........   $2,277,530      $53,383      $(399,142)     $(345,759)

FASB Interpretation No. 48, "Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109" (the "Interpretation") established a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in a particular jurisdiction) and required certain expanded tax disclosures.

For the six months ended September 30, 2008, the Fund did not have any liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.

3. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS. The Fund has an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser. The Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage, interest, taxes, and extraordinary expenses) until at least March 31, 2009, at no more than 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class C, and Class I, respectively.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

For the six months ended September 30, 2008, the Adviser reimbursed the Fund in the amount of $77,082. In addition, the Fund has agreed, during the three year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 2.00%, 2.00%, 2.75%, and 1.75% of the value of the Fund's average daily net assets for Class AAA, Class A, Class C, and Class I, respectively. At September 30, 2008, the cumulative amount which the Fund may repay the Adviser is $274,402.

The Fund pays each Director who is not considered to be an affiliated person an annual retainer of $3,000 plus $500 for each Board meeting attended and they are reimbursed for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended and the Chairman of the Audit, Nominating, and Proxy Voting Committees and the Lead Director each receive an annual fee of $1,000. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares, except Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended September 30, 2008, other than short-term securities and U.S. Government obligations, aggregated $593,065 and $258,710, respectively.

6. TRANSACTIONS WITH AFFILIATES. For the six months ended September 30, 2008, the Fund paid brokerage commissions on security trades of $514 to Gabelli & Company. Additionally, Gabelli & Company informed the Fund that it received $1,931 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. A reimbursement was not sought by the Adviser during the six months ended September 30, 2008.

7. CAPITAL STOCK TRANSACTIONS. The Fund currently offers four classes of shares
- Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company, or through selected broker/dealers, or the transfer agent without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class C Shares are subject to a 1.00% CDSC for one year after purchase. Class I Shares are offered to institutional investors that acquire the Fund directly through Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund. The Fund did not retain any redemption fees during the six months ended September 30, 2008 or during the fiscal year ended March 31, 2008.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

The redemption fee does not apply to redemptions of shares where (i) the shares were purchased through automatic reinvestment of distributions, (ii) the redemption was initiated by the Fund, (iii) the shares were purchased through programs that collect the redemption fee at the program level and remit them to the Fund, or (iv) the shares were purchased through programs that the Adviser determines to have appropriate anti-short-term trading policies in place or as to which the Adviser has received assurances that look-through redemption fee procedures or effective anti-short-term trading policies and procedures are in place.

Transactions in shares of capital stock were as follows:

                                                        SIX MONTHS ENDED
                                                       SEPTEMBER 30, 2008       PERIOD ENDED
                                                           (UNAUDITED)       MARCH 31, 2008 (a)
                                                       ------------------   -------------------
                                                        SHARES    AMOUNT     SHARES     AMOUNT
                                                       -------   --------   -------   ---------
                                                             CLASS AAA           CLASS AAA
                                                       ------------------   -------------------
Initial seed capital, May 21, 2007 .................        --         --    10,000   $100,000
Shares sold ........................................     9,044   $ 74,577    72,414    708,009
Shares issued upon reinvestment of distributions ...        --         --       261      2,383
Shares redeemed ....................................    (4,222)   (35,973)   (4,630)   (40,946)
                                                        ------   --------    ------   --------
   Net increase ....................................     4,822   $ 38,604    78,045   $769,446
                                                        ======   ========    ======   ========

                                                             CLASS A              CLASS A
                                                       ------------------   -------------------
Shares sold ........................................    31,988   $272,283    55,735   $498,947
Shares issued upon reinvestment of distributions ...        --         --        55        502
Shares redeemed ....................................    (1,827)   (16,079)     (980)    (9,667)
                                                        ------   --------    ------   --------
   Net increase ....................................    30,161   $256,204    54,810   $489,782
                                                        ======   ========    ======   ========

                                                             CLASS C              CLASS C
                                                       ------------------   -------------------
Shares sold ........................................     7,160   $ 58,889    19,259   $182,516
Shares issued upon reinvestment of distributions ...        --         --        61        558
Shares redeemed ....................................    (5,219)   (44,052)       (2)       (19)
                                                        ------   --------    ------   --------
   Net increase ....................................     1,941   $ 14,837    19,318   $183,055
                                                        ======   ========    ======   ========

                                                             CLASS I              CLASS I
                                                       ------------------   -------------------
Shares sold ........................................        75   $    404    57,091   $548,287
Shares issued upon reinvestment of distributions ...        --         --       262      2,397
Shares redeemed ....................................       (13)      (108)       --         --
                                                        ------   --------    ------   --------
   Net increase ....................................        62   $    296    57,353   $550,684
                                                        ======   ========    ======   ========

----------
(a)  The Gabelli SRI Fund, Inc. commenced investment operations on June 1, 2007.

8. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI SRI FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)

9. OTHER MATTERS. On April 24, 2008, the Adviser entered into an administrative settlement with the SEC to resolve the SEC's inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund, (the "Global Growth Fund") by one investor who was banned from the Global Growth Fund in August 2002. In the settlement, the SEC found that the Adviser had violated Section 206(2) of the Investment Advisers Act, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Adviser, while neither admitting nor denying the SEC's findings and allegations, agreed, among other things, to pay the previously reserved total of $16 million (including a $5 million penalty), of which at least $11 million will be distributed to shareholders of the Global Growth Fund in accordance with a plan to be developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and the staff of the SEC, and to cease and desist from future violations of the above referenced federal securities laws. The settlement will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Global Growth Fund and other funds in the Gabelli/GAMCO fund complex. The officer denies the allegations and is continuing in his positions with the Adviser and the funds. The Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Adviser or its ability to fulfill its obligations under the Advisory Agreement.

In a separate matter, in August 2008, the Adviser, while neither admitting nor denying the SEC's findings and allegations, made an offer to the staff of the SEC to settle a previously disclosed matter concerning compliance with Section 19(a) and Rule 19a-1 of the 1940 Act by two closed-end funds managed by the Adviser. These provisions require registered investment companies to provide written statements to shareholders when a distribution is made in the nature of a dividend from a source other than net investment income. While the two funds sent annual statements and provided other materials containing this information, the funds did not send the notices required by Rule 19a-1 to shareholders with each distribution in 2002 and 2003. The Adviser believes that the funds have been in compliance with Rule 19a-1 since that time. The Adviser believes that the settlement would have no effect on the funds or any material adverse effect on the Adviser or its ability to manage the funds. This offer of settlement is subject to final agreement regarding the specific language of the SEC's administrative order and other settlement documents and approval by the SEC.

GABELLI/GAMCO FUNDS AND YOUR PERSONAL PRIVACY

WHO ARE WE?

The Gabelli/GAMCO Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC or Teton Advisors, Inc., which are affiliated with GAMCO Investors, Inc. GAMCO Investors, Inc. is a publicly held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A SHAREHOLDER?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

- INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

- INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES, AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

                             GABELLI FAMILY OF FUNDS

VALUE

GABELLI ASSET FUND

Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND

Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

GAMCO WESTWOOD EQUITY FUND

Seeks to invest primarily in the common stock of well seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                               PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE

GABELLI VALUE FUND

Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE

GABELLI SMALL CAP FUND

Seeks to invest primarily in common stock of smaller companies (market capitalizations at the time of investment of $2 billion or less) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD SMALLCAP EQUITY FUND

Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: NICHOLAS F. GALLUCCIO

GABELLI WOODLAND SMALL CAP VALUE FUND

Seeks to invest primarily in the common stocks of smaller companies (market capitalizations generally less than $3.0 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                      PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH

GAMCO GROWTH FUND

Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                          PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GAMCO INTERNATIONAL GROWTH FUND

Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global diversification. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH

GAMCO GLOBAL GROWTH FUND

Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

MICRO-CAP

GAMCO WESTWOOD MIGHTY MITESSM FUND

Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

EQUITY INCOME

GABELLI EQUITY INCOME FUND

Seeks to invest primarily in equity securities with above average market yields. The Fund pays monthly dividends and seeks a high level of total return with an emphasis on income. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GAMCO WESTWOOD BALANCED FUND

Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income. (MULTICLASS)

                                        CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

GAMCO WESTWOOD INCOME FUND

Seeks to provide a high level of current income as well as long-term capital appreciation by investing in income producing equity and fixed income securities. (MULTICLASS)

                                          PORTFOLIO MANAGER: BARBARA MARCIN, CFA

SPECIALTY EQUITY

GAMCO GLOBAL CONVERTIBLE SECURITIES FUND

Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GLOBAL OPPORTUNITY FUND

Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GABELLI SRI FUND

Seeks to invest in common and preferred stocks of companies that meet the Fund's guidelines for social responsibility at the time of investment, looking to avoid companies in tobacco, alcohol, and gaming, defense/weapons contractors, and manufacturers of abortifacients. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                     PORTFOLIO MANAGER: CHRISTOPHER C. DESMARAIS

SECTOR

GAMCO GLOBAL TELECOMMUNICATIONS FUND

Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                                                    TEAM MANAGED

GAMCO GOLD FUND

Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of worldwide economic, financial, and political factors. (MULTICLASS)

                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND

Seeks to provide a high level of total return through a combination of capital appreciation and current income. (MULTICLASS)

                                                                    TEAM MANAGED

MERGER AND ARBITRAGE

GABELLI ABC FUND

Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI ENTERPRISE MERGERS AND ACQUISITIONS FUND

Seeks to invest in securities believed to be likely acquisition targets within 12-18 months or in arbitrage transactions of publicly announced mergers or other corporate reorganizations. The Fund's primary objective is capital appreciation. (MULTICLASS)

                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN

GAMCO MATHERS FUND

Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (NO-LOAD)

                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND

Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND

The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of debt instruments. (MULTICLASS)

                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

FIXED INCOME

GAMCO WESTWOOD INTERMEDIATE BOND FUND

Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return. (MULTICLASS)

                                            PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET

GABELLI U.S. TREASURY MONEY MARKET FUND

Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)

                                         CO-PORTFOLIO MANAGERS: JUDITH A. RANERI
                                                                RONALD S. EAKER

AN INVESTMENT IN THE ABOVE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUNDS MAY INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC, AND POLITICAL RISKS.

TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CAREFULLY
  CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE INFORMATION ABOUT THIS AND OTHER
             MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                                    (GRAPHIC)

THE GABELLI SRI FUND, INC.

                                                              SEMI ANNUAL REPORT
                                                              SEPTEMBER 30, 2008

                           THE GABELLI SRI FUND, INC.
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: www.gabelli.com
                            E-MAIL: Info@gabelli.com
              Net Asset Value per share available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA
CHAIRMAN AND CHIEF
EXECUTIVE OFFICER,
GAMCO INVESTORS, INC.

Vincent D. Enright
FORMER SENIOR VICE PRESIDENT
AND CHIEF FINANCIAL OFFICER
KEYSPAN CORP.

Clarence A. Davis
CHIEF EXECUTIVE OFFICER,
NESTOR, INC.

Anthonie C. van Ekris
CHAIRMAN, BALMAC
INTERNATIONAL, INC.

                                    OFFICERS

Bruce N. Alpert
PRESIDENT AND SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

Agnes Mullady
TREASURER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                           The Bank of New York Mellon

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

This report is submitted for the general information of the shareholders of The Gabelli SRI Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q208SR

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b) Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Gabelli SRI Fund, Inc.
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                          Bruce N. Alpert, Principal Executive Officer

Date     12/2/08
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     12/2/08
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Agnes Mullady
                         -------------------------------------------------------
                           Agnes Mullady,
                           Principal Financial Officer and Treasurer

Date     12/2/08
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.